Stock Options (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stock Options [Abstract]
Outstanding at the beginning of the year	100,000
Granted	250,000	100,000
Exercised
Expired
Outstanding at the end of the year	350,000	100,000
Exercisable at the end of the year	101,990